Business Combinations (Tables)	9 Months Ended
Sep. 30, 2019
Business Combinations [Abstract]
Schedule of Allocation of Purchase Consideration

The total purchase consideration was $2.6 million in cash, of which $0.6 million was paid in 2017 and $2.0 million was paid in 2018.

We have accounted for this acquisition as a business combination. The acquisition method requires, among other things, that assets acquired and liabilities assumed in a business combination be recognized at their fair values as of the acquisition date. The fair values of the assets acquired and liabilities assumed by major class were recognized as follows:

Amount
(in thousands)
Cash	$1
Property and equipment	3
Acquired intangible assets	178
Liabilities assumed	(69)
Goodwill	2,486

Total purchase consideration	$2,599

The purchase consideration of $18.6 million was allocated as follows:

Amount
(in thousands)
Cash and cash equivalents	$87
Accounts receivable	409
Inventories	56
Prepaid expenses and other current assets	124
Property and equipment	52
Intangible assets	5,580

Total assets acquired	$6,308

Accounts payable	$366
Accrued expenses and other liabilities	394
Deferred revenue	212

Total liabilities assumed	$972

Goodwill	$13,223

Total purchase consideration	$18,559

The purchase consideration of $33.5 million was allocated as follows:

Amount
(unaudited) (in thousands)
Cash and cash equivalents	$2,643
Accounts receivable	1,337
Other current assets	140
Property and equipment	114
Intangible assets	13,900
Other assets	34

Total assets acquired	$18,168

Accounts payable	$173
Accrued expenses and other liabilities	1,787
Deferred revenue	1,400
Deferred tax liability, net	1,396

Total liabilities assumed	$4,756

Goodwill	$20,085

Total purchase consideration	$33,497

Components of Identifiable Intangible Assets Acquired and Their Estimated Useful Lives

The following table sets forth the components of identifiable intangible assets acquired and their estimated useful lives as of the acquisition date:

	Cost	Useful Life
	(in thousands)	(years)
Customer relationships	$3,890	10.0
Developed technology	1,650	5.0
Trade name	40	2.0

Total	$5,580

The following table sets forth the components of identifiable intangible assets acquired and their estimated useful lives as of the acquisition date:

	Cost	Useful Life
	(unaudited)
	(in thousands)	(years)
Customer relationships	$4,300	7.0
Developed technology	9,200	7.0
Trade name	400	5.0

Total	$13,900

Schedule of Pro Forma Information

The following unaudited pro forma information presents the combined results of operations as if the Retrofit Acquisition had been completed on January 1, 2017, the beginning of the comparable prior annual reporting period. The unaudited pro forma results include adjustments primarily related to the following: (i) interest expense related to the legacy debt of Retrofit that was not acquired; (ii) amortization of the acquired intangible assets; (iii) recognition of post-acquisition stock-based compensation expense; (iv) the inclusion of acquisition-related costs as of the earliest period presented; and (v) the associated tax impact of the acquisitions and these unaudited pro forma adjustments. The results of operations of Diabeto are not material and, therefore, are not reflected in the unaudited pro forma results.

	December 31,
	2017	2018
	(unaudited) (in thousands)
Revenue	$34,261	$69,939
Net loss	$(21,621)	$(35,002)

The following unaudited pro forma information presents the combined results of operations as if the myStrength Acquisition had been completed on January 1, 2018, the beginning of the comparable prior annual reporting period. The unaudited pro forma results include adjustments primarily related to the following: (i) interest expense related to the legacy debt of myStrength that was not acquired; (ii) amortization of the acquired intangible assets; (iii) fair value adjustment for deferred revenue; (iv) the inclusion of acquisition-related costs as of the earliest period presented; and (v) the associated tax impact of the acquisitions and these unaudited pro forma adjustments.

	Nine Months Ended September 30,
	2018	2019
	(unaudited)
	(in thousands)
Revenue	$50,034	$120,202
Net loss	$(25,219)	$(47,580)